Supplemental disclosure of cash flow items (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Supplemental disclosure of cash flow items
Finance cost (note 12)	$ 1,311	$ 602	$ 4,958	$ 1,502
Non cash - Bonds interest (note 22)			(26)	(40)
Non cash - Unwinding of rehabilitation provision (note 20)			(263)	(255)
Non cash - Finance cost on leases (note 14)				(41)
Non cash - Finance cost on Notes (note 12)			(6,207)
Non cash - Finance cost capitalised to property, plant and equipment			2,807
Finance costs paid	$ 445	$ 623	$ 1,269	$ 1,166